20 Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of non-derivative financial instruments and other liabilities
20.2	Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2020	2019	2020	2019

Cash and cash equivalents	5
Cash and banks		Amortized cost		1,946,963	2,303,231	1,946,963	2,303,231
Financial investments in Brazil		Fair value through profit or loss	Level 2	8,271,312	1,963,185	8,271,312	1,963,185
Financial investments abroad		Fair value through profit or loss	Level 2	3,644,577	2,537,464	3,644,577	2,537,464
				13,862,852	6,803,880	13,862,852	6,803,880

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	2,163,042	1,588,426	2,163,042	1,588,426
Time deposit investments		Amortized cost		53,941	38,759	53,941	38,759
Other		Fair value through profit or loss	Level 2	1,425,808	70,027	1,425,808	70,027
				3,642,791	1,697,212	3,642,791	1,697,212

Trade accounts receivable	7	Amortized cost		4,677,092	2,246,248	4,677,092	2,246,248
Trade accounts receivable	7	Fair value through other comprehensive income	Level 2	78,116	60,403	78,116	60,403

Trade payables	15	Amortized cost		9,953,548	9,120,826	9,953,548	9,120,826

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	34,963,651	24,583,325	37,155,060	25,790,532
Foreign currency - other borrowings			Level 2	5,959,493	3,567,336	6,371,070	3,218,410
Local currency			Level 2	1,499,400	1,367,538	2,591,920	1,075,803
				42,422,544	29,518,199	46,118,050	30,084,745

Braskem Idesa borrowings	17	Amortized cost
Project Finance			Level 2	7,700,072	6,685,703	11,486,114	6,116,434
Bond			Level 1	4,729,587	3,640,381	4,411,259	3,892,878
				12,429,659	10,326,084	15,897,373	10,009,312

Debentures	18	Amortized cost	Level 2	236,115	274,567	248,778	293,282

Loan ton non-controlling shareholder of Braskem Idesa		Amortized cost		3,222,493	2,395,887	3,222,493	2,395,887

Leniency agreement	25	Amortized cost		1,474,350	1,742,268	1,474,350	1,742,268

Other financial liabilities	(i)	Amortized cost			516,933		516,933

(i) Amount received due to the assignment of an agreement to supply ethylene to the client, without recourse, settled in 2020.

Schedule of changes in derivative financial instruments
20.3.1	Changes

			Operation characteristics		Accumulated			Net			Net
					OCI (equity)			(Asset)/			(Asset)/
		Fair value	Principal		Extrinsic	Intrinsic	Fair	Liability	Change in	Financial	Liability
Identification	Note	hierarchy	exposure	Derivatives	value	value	value	2019	fair value	settlement	2020

Non-hedge accounting transactions
Exchange swap		Level 2	Argentine peso	Dollar				296	540	(839)	(3)
NCE swap		Level 2	Real	Dollar				25,604	129,297	(9,757)	145,144
Swap ACC		Level 2	Dollar	Real					16,259	(16,259)
Swap C3/PGP		Level 2	Propane	Propene					66,223	(2,322)	63,901
Swap Nafta/Gasolina		Level 2	Gasoline	Naphtha					7,046		7,046
								25,900	219,365	(29,177)	216,088

Hedge accounting transactions
Dollar call and put options	(a.i)	Level 2	Real	Dollar	(43,948)	(100,853)	(144,801)	(2,298)	594,780	(447,681)	144,801
Dollar swap	(a.ii)	Level 2	Real	Dollar+Fixed rates				38,620	12,091	(50,711)
Interest rate swaps	(a.iii)	Level 2	Libor	Fixed rates			(266,889)	26,707	162,615	(33,547)	155,775
Dollar swap CDI	(a.ii)	Level 2	Real	Dollar+Fixed rates			(566,641)	107,246	459,394		566,640
					(43,948)	(100,853)	(978,331)	170,275	1,228,880	(531,939)	867,216

Derivatives
Current assets								(4,712)			(33,769)
Non-current assets								(17,877)			(34,091)
Current liabilities								49,251			592,251
Non-current liabilities								169,513			558,913
								196,175			1,083,304

Schedule of dollar call and put option

The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, which is recognized under shareholders' equity in the other comprehensive income.

	Operation characteristics		Accumulated OCI (equity)
	Principal		Extrinsic	Intrinsic	Fair
Identification	exposure	Derivatives	value	value	value
Dollar call and put option	Real	Dollar	(43,948)	(100,853)	(144,801)

Schedule of interest rate swap linked to Libor

Interest rate swap linked to Libor

Identification	Nominal value	Hedge	Maturity		Fair value, net
	US$	(interest rate per year)		2020	2019
Swap Libor I to VI	616,519	1.9825%	Aug-2025	155,775	26,707
Total	616,519			155,775	26,707

Derivatives
Current liabilities				53,838	5,768
Non-Current liabilities				101,937	20,939
Total				155,775	26,707

Schedule of non-derivative financial liabilities designated to hedge accounting

On December 31, 2020, the exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,274,854

Schedule of financial instruments designated for hedge

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Hedge	Realizated discontinued
	2019	discontinued	hedge	Designations	2020

Designated balance	5,398,854	(1,086,000)	362,000	600,000	5,274,854

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Rebalanced	New
	2019	hedge	hedge	designations	2020

Designated balance	2,552,407	(267,577)	86,613		2,371,443

Schedule of financial liability maturity

On December 31, 2020, the maturities of financial liabilities designated, within the scope of the consolidated statement of financial position, were as follows:

Total nominal value
US$

2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,274,854

Schedule of future hedged sales

The following table provides the balance of discontinued hedge accounting in the year ended December 31, 2020 (US$1,617,372), which is recorded in Braskem S.A.’s shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge descontinued - From third to fourth quarter 2021	380,000	2.0017	3.9786	751,222
Hedge descontinued - From first to fourth quarter 2022	719,000	2.0017	3.9786	1,421,391
Hedge descontinued - From first to third quarter 2023	518,372	2.0017	3.9786	1,024,770
	1,617,372			3,197,383

Schedule of exchange variation

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the 12-month period ended December 31, 2020:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	181,000	2.0017	4.2119	400,047
Second quarter	181,000	2.0017	5.1987	578,657
Third quarter	181,000	2.0017	5.1987	578,657
Fourth quarter	181,000	2.0017	5.5194	636,698
	724,000			2,194,059

Schedule of changes in foreign exchange variation and income tax and social contribution

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2019	(8,408,164)	2,858,775	(5,549,389)

Exchange variation recorded in the period on OCI / IR and CSL	(6,881,183)	2,339,602	(4,541,581)

Exchange variation transferred to profit or loss / IR and CSL	2,194,059	(745,980)	1,448,079

At December 31, 2020	(13,095,288)	4,452,397	(8,642,891)

Schedule of hedged exports

The quarterly schedule of hedged exports in the following quarters of 2021 follows:

Total nominal
value US$

First quarter	150,000
Second quarter	186,000
Third quarter	180,000
Fourth quarter	200,000
716,000

Schedule of designated and unrealized sales

As of December 31, 2020, designated and unrealized sales were as follows:

Nominal value
US$

2021	208,946
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,371,443

Schedule of designated financial liabilities maturities

In 2020, the designated financial liabilities to hedge future sales were distributed as follows:

Nominal value
US$

2021	208,946
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,371,443

Schedule of discontinued hedge accounting

The following table provides the total amount of hedge accounting discontinued up to December 31, 2020 (US$752,870), which was transferred from “Other comprehensive income” to “profit and loss” of Braskem Idesa:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May 16, 2016	10,493	13.4541	17.9915	47,611	10,160
Hedge discontinued in December 2, 2019	712,823	13.6664	19.6113	4,237,661	904,317
Hedge discontinued in December 10, 2019	28,740	13.4541	19.3247	168,721	36,005
Hedge discontinued in February 18,2020	814	13.4541	18.5712	4,165	889
	752,870			4,458,158	951,371

Schedule of exchange variation - Braskem Idesa

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated and discontinued for this hedge in the 12-month period ended December 31, 2020:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	61,369	13.6555	18.9637	325,759	75,162
Second quarter	65,612	13.6539	22.4746	578,744	139,205
Third quarter	69,855	13.6542	21.4351	543,535	133,798
Fourth quarter	69,855	13.6534	20.3032	464,522	123,563
	266,691			1,912,560	471,728

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2019	(2,560,436)	768,865	(1,791,571)

Exchange variation recorded in the period on OCI / IR	(445,427)	133,632	(311,795)

Exchange variation transferred to profit or loss / IR	471,728	(141,518)	330,210

At December 31, 2020	(2,534,135)	760,979	(1,773,156)

Schedule of hedged exports - Braskem Idesa	Below is the quarterly schedule of hedged sales in U.S. dollars in 2021:
Nominal value
US$

First quarter	69,855
Second quarter	75,848
Third quarter	77,094
Fourth quarter	80,594
303,391

Schedule of trade accounts receivable by credit ratings

On December 31, 2020 and 2019, considering the stages 1, 2 and 3 of expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

				(%)
			2020	2019
1	Minimal Risk		67.52	74.23
2	Low Risk		20.08	14.89
3	Medium Risk		10.43	7.82
4	High Risk		1.10	1.06
5	Very High Risk	(i)	0.86	1.99

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Schedule of default indicators	Default indicators:
	Last 12 months
	Domestic	Export
	market	market
December 31, 2020	0.05%	0.14%
December 31, 2019	0.05%	0.17%
December 31, 2018	0.08%	0.45%

Schedule of financial assets with and without risk assessment

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard& Poor’s, Moody’s and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2020	2019
Financial assets with risk assessment
AAA		13,639,273	5,475,075
AA+		412,612	109,933
AA		735,755
AA-		199,405	1,458,424
A+		1,336,334	159,848
A		53,941	121,132
A-		91,487	1,171,746
BBB+		982,225
BBB		49
		17,451,081	8,496,158
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	54,562	4,934
		54,562	4,934

Total		17,505,643	8,501,092

(i)	Investments approved by the Management of the Company, in accordance with the financial policy.

Schedule of sensitivity analysis

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(14%)	(41%)

Brazilian real/U.S. dollar exchange rate
Bonds	433,084	(5,443,471)	(16,330,414)
Braskem Idesa borrowings	84,014	(1,055,976)	(3,167,929)
Export prepayments	11,245	(141,336)	(424,009)
Investments	10,873	(136,663)	(409,988)
SACE	21,061	(264,720)	(794,160)
Dollar call and put options (i)	43,060	(568,577)	(2,117,282)
Swap NCE	5,973	(75,052)	(225,210)
Dollar swap x CDI	20,419	(256,577)	(769,919)
MONFORTE	3,278	(41,201)	(123,603)
Nexi	12,844	(161,433)	(484,299)
Other	5,699	(71,635)	(214,904)
Financial investments abroad	(52)	648	1,943

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(40%)	(120%)

Libor floating interest rate
Export prepayments	(2,232)	(5,344)	(16,031)
Swap	4,386	10,536	31,419
Braskem Idesa borrowings	(39,804)	(95,278)	(285,834)
Nexi	(18,355)	(43,936)	(131,809)
SACE	(20,954)	(50,158)	(150,473)
MONFORTE	(1,228)	(2,940)	(8,819)
Investments	(9,734)	(23,301)	(69,902)
Other	(1,178)	(2,820)	(8,460)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(15%)	(45%)

CDI interest rate
Export credit notes		(3,942)	(11,905)
Debentures		(848)	(2,574)
Financial investments in local currency		36	108
Other non commercial paper		(3,486)	(10,493)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(54%)	(161%)

IPCA interest rate
Debêntures	(268)	(21,395)	(68,834)
BNDES	(2,493)	(212,224)	(780,565)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE	(9)	(715)	(2,336)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(15%)	(45%)

Selic interest rate
Leniency agreement		(6,164)	(18,516)

(i) The Company is in the short position of a possible counterparty call.